Income Tax (Details) - Schedule of provision for income tax expense - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Schedule of provision for income tax expense [Abstract]
Income tax benefit (expense) – current	$ 10,902		$ 87,051
Income tax benefit (expense) – deferred						$ (3,024,807)
Total income tax benefit (expense)	$ 10,902		$ 87,051